Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents [Abstract]
Cash and due from banks	$ 9,644	$ 11,032
Interest-bearing deposits in banks	1,736,008	661,016
Total	1,745,652	672,048
Less:
Pledged deposits	39,460	53,241
Total cash and cash equivalents	$ 1,706,192	$ 618,807	$ 1,007,726	$ 1,267,302